UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Welk Resort Group, Inc.

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 26, 2022

Commission File Number of securitizer: 025-01635

Central Index Key Number of securitizer: 0001606767

James H Hunter, IV, Vice President and Director (407) 513-6895

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Welk Resort Group, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2021 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) Welk Resorts 2013-A, LLC; (ii) Welk Resorts 2015-A, LLC; (iii) Welk Resorts 2017-A, LLC; and (iv) Welk Resorts 2019-A, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 26, 2022

WELK RESORT GROUP, INC.
(Securitizer)

	By:	/s/ Joseph J. Bramuchi
		Name:	Joseph J. Bramuchi
		Title:	Vice President

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